Acquisition And Disposition Activity (Schedule Of Acquisition Consideration) (Detail) (USD $)		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Florida Gulf Bancorp, Inc. [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common Stock issued, shares		754,334
Options issued, shares		32,863
Common Stock issued, Amount		$ 37,210,000
Options issued, Amount		651,000
Total Equity Consideration		37,861,000
Change in Control Payments		1,342,000
Cash		4,625,000
Contingent Consideration		1,511,000
Total Non-Equity Consideration		7,478,000
Total Consideration Paid		45,339,000
Fair Value of Net Assets Assumed including Identifiable Intangible Assets		(12,919,000)
Goodwill	$ 52,000	$ 32,420,000